Expenses by nature	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Expenses by nature	Expenses by nature
The following table provides the Consolidated Statement of Operation classification of our expense by nature:

		Year Ended December 31,
(in KUSD)	Note	2020	2019	2018
R&D
External costs (1)		97,768	82,621	99,067
Employee expenses (2)	9	44,264	24,916	19,246
R&D expense		142,032	107,537	118,313

S&M
External costs		11,887	—	—
Employee expenses (2)	9	10,214	—	—
S&M expense		22,101	—	—

G&A
External costs (1)		13,637	9,067	3,832
Employee expenses (2)	9	41,493	5,135	4,936
G&A expense		55,130	14,202	8,768
Total operating expense		219,263	121,739	127,081
(1) Includes depreciation expense; Depreciation expense for S&M was not material.
(2) Includes share-based compensation expense
The increase in R&D expense in the year ended December 31, 2020 was due to higher employee expenses related to an increased number of employees as the Company continues to advance clinical trials associated with its lead product candidates, which also contributed to an increase in share-based compensation expense. External costs increased primarily due to the advancement of the Company’s clinical trials associated with its lead product candidates. In addition, we recorded a charge for a milestone payment of USD 5.0 million associated with a collaboration agreement that was achieved during December 2020. The decrease in R&D expense in 2019 was primarily due to a lower chemistry, manufacturing and controls (“CMC”) costs as the clinical trials advance, partially offset by higher employee expense due to the increased number of employees necessary to advance the Company’s lead product candidates.
S&M expense in the year ended December 31, 2020 related to the build-out of the commercial organization as the Company prepares for the anticipated launch of Lonca in 2021. During the year ended December 31, 2019, the Company incurred KUSD 158 of S&M expense that was classified within G&A expense. This amount was not reclassified as the amount was not material. There was no S&M expense incurred for the year ended December 31, 2018. The increase in G&A expense in the year ended December 31, 2020 was primarily due to increased share-based compensation expense and to a lesser extent, increased costs associated with being a public company. The increase in G&A expense in the year ended December 31, 2019 is primarily due to increased external costs relating to professional fees associated with the Company’s planned share offering which was not completed.